Note 9- Contingent Consideration (Details Textual)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)	Sep. 18, 2019 USD ($)
Business Combination, Contingent Consideration, Liability, Current	$ 2,067,255	$ 1,947,546
Siemens [Member]
Business Combination, Contingent Consideration, Liability, Current			$ 1,500,000